Common Stock	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Common Stock
Note 12. Stockholders’ Equity
The Company’s common stock and warrants trade on the NYSE under the symbol “JOBY” and “JOBY WS”, respectively. Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company is authorized to issue the following shares and classes of capital stock, each with a par value of $0.0001 per share: (i) 1,400,000,000 shares of common stock; and (ii) 100,000,000 shares of preferred stock.
The Company has retroactively adjusted the shares issued and outstanding prior to August 10, 2021 to give effect to the Exchange Ratio.
Preferred stock may be issued at the discretion of the Company’s Board of Directors, as may be permitted by the General Corporation Law of the State of Delaware, and without further stockholder action. The shares of preferred stock would be issuable for any proper corporate purpose, including, among other things, future acquisitions, capital raising transactions consisting of equity or convertible debt, stock dividends or issuances under current and any future stock incentive plans, pursuant to which the Company may provide equity incentives to employees, officers and directors, and in certain instances may be used as an antitakeover defense. As of December 31, 2021 and 2020, there were no preferred stock issued and outstanding.
The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders. The holders of common stock are not entitled to cumulative voting rights with respect to the election of directors, and as a consequence, minority stockholders are not able to elect directors on the basis of their votes alone. As of December 31, 2021 and 2020, no dividends have been declared to date.
The Company had reserved common stock, on an
as-converted
basis, for future issuance as follows:

	December 31,
	2021	2020
Stock options outstanding under 2016 Stock Plan	21,252,552	24,576,859
Unvested RSU’s under 2016 Stock Plan	10,032,871	—
Remaining shares available for future issuance under the 2016 plan	—	499,132
Remaining shares available for future issuance under the 2021 plan	67,264,890	—
Redeemable convertible preferred stock	—	332,764,215
Common stock warrants	28,783,333	758,515
Total common stock reserved	127,333,646	358,598,721

Former Parent Reorganization
At incorporation, the Company issued to its then parent entity Joby Holdings, Inc., a Delaware corporation (the “Former Parent”) 101,581,936 common shares and assumed the substantial majority of the Former Parent’s workforce. The Company’s common shares were issued to the Former Parent to achieve the economic effect whereby the then holders of the Former Parent’s common stock, stock options (the “Former Parent Options”) and restricted stock units (the “Former Parent RSUs”) would have ownership rights to an identical number of common shares of the Company as that to which they are entitled to with respect to the Former Parent’s common shares.
In November 2016 the Company and Former Parent entered into a stock repurchase agreement under which the Company would be entitled to repurchase at $0.02 per share or cancel the identical number of common shares issued to the Former Parent which becomes subject to repurchase or cancellation by the Former Parent under the Former Parent Options and Former Parent RSUs if such options and RSUs are unvested when an employee is terminated or vested options expire unexercised.
On October 25, 2021, the Company completed the transactions contemplated by the Reorganization Agreement dated as of October 25, 2021 (the “Reorganization Agreement”), by and among the Company, Former Parent and JA Holdings Acquisition Corp., a wholly-owned subsidiary of the Company (“Holdings Merger Sub”) pursuant to which (a) the Holdings Merger Sub merged with and into Former Parent, and the separate corporate existence of Holdings Merger Sub ceased and Former Parent survived as a wholly-owned subsidiary of the Company (the “First Merger”), and (b) immediately following the First Merger, Former Parent was merged with and into the Company, following which the separate corporate existence of Former Parent ceased and the Company continued as the surviving corporation (the “Second Merger” and, together with the First Merger, the “Former Parent Reorganization”).
Upon consummation of the Former Parent Reorganization, (a) each share of capital stock of Former Parent that was issued and outstanding immediately prior to the effective time of the First Merger (other than any Dissenting Shares, as defined in Reorganization Agreement) was cancelled and converted into a right to receive such a number of shares of common stock of the Company as set forth in the Reorganization Agreement (the “Former Parent Share Issuances”), and (b) immediately following the effective time of the Second Merger, each share of common stock of the Company held by Former Parent immediately prior to the Second Merger was cancelled and retired by the Company. As a result, an aggregate of 98,802,553 shares of the Company’s common stock held by Former Parent were cancelled and retired, and an aggregate of 98,357,200 shares of the Company’s common stock were issued by the Company to the prior stockholders of Former Parent.
Accordingly, Former Parent Reorganization did not have an impact on the Company’s financial statements, other than the disclosure of the number of legally issued and outstanding common shares, which decreased by 445,353 common shares, and the number of fully vested common stock options, which increased by 445,353 options.
Restricted Stock
In 2017, the Company issued 829,727 shares of common stock under restricted stock purchase agreements, which allow the Company to repurchase the unvested shares of common stock if the stockholder ceases to provide services to the Company. The Company’s right to repurchase the stock lapses over ten years. As of December 31, 2021 and 2020, 464,129 and 484,871 shares of common stock, respectively, were subject to repurchase at a weighted average price of $0.029 per share and $0.1 million was recorded as a stock repurchase liability in early exercise stock option liabilities on the consolidated balance sheets.